Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Financial Instruments
Schedule of assets and liabilities that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy

	Fair Value Measurements as of December 31, 2012
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(in thousands of $)
Assets
Interest rate swap contracts	$2,908	$—	$2,908	$—
Liabilities
Interest rate swap contracts	$307,048	$—	$307,048	$—

	Fair Value Measurements as of December 31, 2011
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(in thousands of $)
Assets
Interest rate swap contracts	$3,964	$—	$3,964	$—
Liabilities
Interest rate swap contracts	$412,452	$—	$412,452	$—

Schedule of estimated fair values of the financial instruments

	As of December 31, 2012		As of December 31, 2011
	Book Value	Fair Value	Book Value	Fair Value
	(in thousands of $)
Cash and cash equivalents	$55,628	$55,628	$51,362	$51,362
Restricted cash	$3,251	$3,251	$2,909	$2,909
Accounts receivable, net	$3,741	$3,741	$4,176	$4,176
Due from related parties	$12,664	$12,664	$9,128	$9,128
Notes receivable from ZIM	$33,899	$34,071	$23,538	$23,847
Accounts payable	$13,982	$13,982	$15,144	$15,144
Accrued liabilities	$32,894	$32,894	$36,117	$36,117
Long-term debt, including current portion	$3,222,548	$3,223,337	$3,002,247	$3,002,247
Vendor financing, including current portion	$179,142	$179,500	$65,145	$65,034

Schedule of estimated fair value of the financial instruments that are not measured at fair value on a recurring basis, categorized based upon the fair value hierarchy

The estimated fair value of the financial instruments that are not measured at fair value on a recurring basis, categorized based upon the fair value hierarchy, are as follows (in thousands):

	Fair Value Measurements as of December 31, 2012
	Total	(Level I)	(Level II)	(Level III)
	(in thousands of $)
Notes receivable from ZIM(1)	$34,071	$—	$34,071	$—
Long-term debt, including current portion(2)	$3,223,337	$—	$3,223,337	$—
Vendor financing, including current portion(3)	$179,500	$—	$179,500	$—
Accrued liabilities(4)	$32,894	$—	$32,894	$—

	Fair Value Measurements as of December 31, 2011
	Total	(Level I)	(Level II)	(Level III)
	(in thousands of $)
Notes receivable from ZIM(1)	$23,847	$—	$23,847	$—
Long-term debt, including current portion(2)	$3,002,247	$—	$3,002,247	$—
Vendor financing, including current portion(3)	$65,034	$—	$65,034	$—
Accrued liabilities(4)	$36,117	$—	$36,117	$—
(1)
The fair value is estimated based on currently available information on the Company's counterparty, other contracts with similar terms, remaining maturities and interest rates.

(2)
The fair value of the Company's debt is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities, as well as taking into account our creditworthiness.

(3)
The fair value of the Company's Vendor financing is estimated based on currently available financing with similar contract terms, interest rate and remaining maturities, as well as taking into account our creditworthiness.

(4)
The fair value of the Company's accrued liabilities, which mainly consists of accrued interest on our credit facilities and accrued realized losses on our cash flow interest rate swaps, is estimated based on currently available debt and swap agreements with similar contract terms, interest rates and remaining maturities, as well as taking into account our creditworthiness.

Schedule of nonfinancial items measured at fair value on a non-recurring basis

The Company's nonfinancial items measured at fair value on a non-recurring basis were:

	Fair Value Measurements as of December 31, 2012
	Total	(Level I)	(Level II)	(Level III)
	(in thousands of $)
Vessels, net	$98.5	$—	$98.5	$—

Cash Flow Hedges
Financial Instruments
Schedule of interest rate swap agreements converting fixed interest rate exposure into floating for fair value interest rate swap hedges and interest rate swap agreements converting floating interest rate exposure into fixed for cash flow interest rate swap hedges

The interest rate swap agreements converting floating interest rate exposure into fixed, as of December 31, 2012 and 2011 were as follows (in thousands):

Counter-party	Contract Trade Date	Effective Date	Termination Date	Notional Amount on Effective Date	Fixed Rate (Danaos pays)	Floating Rate (Danaos receives)	Fair Value December 31, 2012	Fair Value December 31, 2011
RBS	03/09/2007	3/15/2010	3/15/2015	$200,000	5.07% p.a.	USD LIBOR 3M BBA	$(20,759)	$(26,764)
RBS	03/16/2007	3/20/2009	3/20/2014	$200,000	4.922% p.a.	USD LIBOR 3M BBA	$(11,253)	$(18,532)
RBS	11/28/2006	11/28/2008	11/28/2013	$100,000	4.855% p.a.	USD LIBOR 3M BBA	$(4,172)	$(7,923)
RBS	11/28/2006	11/28/2008	11/28/2013	$100,000	4.875% p.a.	USD LIBOR 3M BBA	$(4,190)	$(7,962)
RBS	12/01/2006	11/28/2008	11/28/2013	$100,000	4.78% p.a.	USD LIBOR 3M BBA	$(4,103)	$(7,779)
HSH Nordbank	12/06/2006	12/8/2009	12/8/2014	$400,000	4.855% p.a.	USD LIBOR 3M BBA	$(34,952)	$(47,139)
CITI	04/17/2007	4/17/2008	4/17/2015	$200,000	5.124% p.a.	USD LIBOR 3M BBA	$(21,792)	$(27,730)
CITI	04/20/2007	4/20/2010	4/20/2015	$200,000	5.1775% p.a.	USD LIBOR 3M BBA	$(22,116)	$(28,143)
RBS	09/13/2007	10/31/2007	10/31/2012	$500,000	4.745% p.a.	USD LIBOR 3M BBA	$—	$(17,277)
RBS	09/13/2007	9/15/2009	9/15/2014	$200,000	4.9775% p.a.	USD LIBOR 3M BBA	$(15,882)	$(22,604)
RBS	11/16/2007	11/22/2010	11/22/2015	$100,000	5.07% p.a.	USD LIBOR 3M BBA	$(13,424)	$(15,664)
RBS	11/15/2007	11/19/2010	11/19/2015	$100,000	5.12% p.a.	USD LIBOR 3M BBA	$(13,523)	$(15,826)
Eurobank	12/06/2007	12/10/2010	12/10/2015	$200,000	4.8125% p.a.	USD LIBOR 3M BBA	$(25,725)	$(29,584)
CITI	10/23/2007	10/25/2009	10/27/2014	$250,000	4.9975% p.a.	USD LIBOR 3M BBA	$(21,241)	$(29,468)
CITI	11/02/2007	11/6/2010	11/6/2015	$250,000	5.1% p.a.	USD LIBOR 3M BBA	$(33,273)	$(39,092)
CITI	11/26/2007	11/29/2010	11/30/2015	$100,000	4.98% p.a.	USD LIBOR 3M BBA	$(13,243)	$(15,370)
CITI	02/07/2008	2/11/2011	2/11/2016	$200,000	4.695% p.a.	USD LIBOR 3M BBA	$(26,357)	$(29,579)
Eurobank	02/11/2008	5/31/2011	5/31/2015	$200,000	4.755% p.a.	USD LIBOR 3M BBA	$(21,043)	$(26,016)

Total fair value of swaps							$(307,048)	$(412,452)

Schedule of unrealized and realized losses on interest rate swaps

	Year ended December 31, 2012	Year ended December 31, 2011	Year ended December 31, 2010
	(in millions)
Total realized losses	$(159.7)	$(163.8)	$(129.4)
Realized losses deferred in Other Comprehensive Loss	7.0	31.3	38.5

Realized losses expensed in consolidated statements of comprehensive income	(152.7)	(132.5)	(90.9)
Amortization of deferred realized losses	(3.5)	(1.6)	(0.5)
Unrealized gains/(losses)	(0.9)	9.2	(45.7)
Accelerated amortization of deferred realized losses	—	—	(4.2)

Unrealized and realized losses on cash flow interest rate swaps	$(157.1)	$(124.9)	$(141.3)

Fair Value Hedges
Financial Instruments
Schedule of interest rate swap agreements converting fixed interest rate exposure into floating for fair value interest rate swap hedges and interest rate swap agreements converting floating interest rate exposure into fixed for cash flow interest rate swap hedges

The interest rate swap agreements converting fixed interest rate exposure into floating, as of December 31, 2012 and 2011, were as follows (in thousands):

Counter party	Contract trade Date	Effective Date	Termination Date	Notional Amount on Effective Date	Fixed Rate (Danaos receives)	Floating Rate (Danaos pays)	Fair Value December 31, 2012	Fair Value December 31, 2011
RBS	11/15/2004	12/15/2004	8/27/2016	$60,528	5.0125% p.a.	USD LIBOR 3M BBA + 0.835% p.a.	$1,390	$1,917
RBS	11/15/2004	11/17/2004	11/2/2016	$62,342	5.0125% p.a.	USD LIBOR 3M BBA + 0.855% p.a.	$1,518	$2,047

Total fair value							$2,908	$3,964

Schedule of unrealized and realized losses on interest rate swaps

	Year ended December 31, 2012	Year ended December 31, 2011	Year ended December 31, 2010
	(in millions)
Unrealized gains/(losses) on swap asset	$(1.1)	$(0.5)	$0.7
Unrealized gains/(losses) on fair value of hedged debt	0.6	1.0	(0.2)
Amortization of fair value of hedged debt	0.3	0.8	1.0
Reclassification of fair value of hedged debt to Statement of Comprehensive Income	0.3	—	—
Realized gains	1.8	2.2	2.6

Unrealized and realized losses on fair value interest rate swaps	$1.9	$3.5	$4.1